Consolidated Balance Sheets (CAD)	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	9,184,134	12,346,010
Accounts receivable	880,693	3,318,729
Accrued revenue	185,356	817,464
Deferred expenses	788,111	557,256
Investment tax credits receivable	331,032	403,580
Finished goods inventory		150,731
Prepaid expenses and other assets	424,387	315,057
Total current assets	11,793,713	17,908,827
Property and equipment	18,684,491	18,668,897
Less accumulated depreciation and impairment	(16,486,912)	(15,555,481)
Property and equipment net of accumulated depreciation and impairment (note 4)	2,197,579	3,113,416
Total assets	13,991,292	21,022,243
Current liabilities:
Accounts payable and accrued liabilities (note 11)	3,972,551	6,151,923
Deferred revenue (note 3)	2,807,898	1,982,264
Warrants (notes 5 and 6(a))	205,044
Total current liabilities	6,985,493	8,134,187
Deferred revenue, net of current portion (note 3)	1,690,529	2,155,478
Total liabilities	8,676,022	10,289,665
Authorized - unlimited number with no par value Issued and outstanding: 12,148,636 (December 31, 2010 - 10,338,702)	233,501,253	229,491,529
Additional paid-in capital	30,661,704	30,151,810
Deficit	(258,847,687)	(248,910,761)
Total stockholders' equity	5,315,270	10,732,578
Total liabilities and stockholders' equity	13,991,292	21,022,243